Cannabis Growth Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Cannabis Growth Fund (the "Fund") is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Cannabis Growth Fund Investor Class USD ($)
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	1.00%
Wire Fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cannabis Growth Fund Investor Class	[1]
Management fees	0.85%
Distribution and service (Rule 12b-1) fees	none
Other expenses (includes shareholder service fees of up to 0.10%)	1.67%	[2]
Total annual fund operating expenses	2.52%
Fees waived and/or expenses reimbursed	(1.42%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.10%	[2],[3]
[1]	The expense information in the table has been restated to reflect the current fees and expense cap, effective November 14, 2019.
[2]	"Other Expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% of the average daily net assets of Investor Class shares of the Fund. This agreement is in effect until May 31, 2020, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Cannabis Growth Fund | Investor Class | USD ($)	112	649

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate. The Fund engages in active and frequent trading and expects to have a portfolio turnover rate in excess of 100%.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded equity securities of companies engaged in legal cannabis-related businesses. These companies are located around the globe and are engaged exclusively in legal activities under national and local laws, including U.S. federal and state law, as applicable ("Cannabis Companies"). Cannabis Companies are exchange traded and legally participate in the following activities:

•	Agriculture technology: Companies that support the innovation and development of equipment required to cultivate cannabis, such as automated fertilizer systems, greenhouse technologies and improved lighting systems.

•	Ancillary products and services: Companies that offer products that complement the cannabis industry as a whole, which can include products like a cannabis breathalyzer and laboratories that test cannabis products. This also includes companies that provide insurance to cultivators as well as those that create consumer packaging for products.

•	Biotechnology: Companies that focus on the pharmaceutical applications of cannabis by developing treatments to target illnesses and diseases.

•	Cannabis products and extracts: Companies that sell cannabidiol (better known as CBD) products, edibles, topicals, drinks and other products.

•	Consulting services: Companies that respond to the complexity of rules and regulations regarding cannabis in different jurisdictions. They may provide services to assist with licensing, zoning or advising on operational processes.

•	Consumption devices: Companies that create products that people use to consume cannabis.

•	Cultivation and retail: Companies that grow and sell cannabis, and are often the types of businesses that most people think of when discussing the cannabis industry.

•	Industrial hemp: Companies that provide products using industrial hemp, which is different than cannabis and may have numerous applications and uses, including creating consumer products like paper and clothing, as well as building materials, fuel and foods.

The Fund considers a company to be a Cannabis Company if the company derives at least 50% of its revenue from the legal cannabis industry. As of the date of this Prospectus, Cannabis Companies do not include companies that grow or distribute cannabis within the United States. Cannabis Companies exclude companies that are listed on exchanges where cannabis is legal but that have operations in the United States. Cannabis Companies only supply products and/or perform activities that are legal under applicable national and local laws, including U.S. federal and state laws.

The Fund's equity investments will consist only of exchange traded equity securities of companies that are engaged exclusively in legal activities under applicable national and local laws, including U.S. federal and state laws. The Fund will only invest in companies that list their securities on exchanges that require the companies' compliance with all laws, rules and regulations applicable to their business, including U.S. federal and state laws.

The equity securities in which the Fund principally invests are common stock, but the Fund also may invest in other types of equity securities, such as shares of exchange-traded funds ("ETFs") that invest substantially all of their assets in equity securities and equity interests in real estate investment trusts ("REITs"). The Fund may invest a majority of its net assets in foreign securities (including emerging market securities) if the Fund's advisor, Foothill Capital Management, LLC (the "Advisor") believes that such securities have the potential to outperform U.S. securities. It is anticipated that a large number of holdings within the Fund's portfolio will be securities of Canadian companies. While the Fund may invest in companies of any market capitalization, including mid-, small- and micro-capitalization, the Fund will invest in companies with market capitalizations of at least $100 million at the time of purchase. The Fund intends to concentrate its investments in the cannabis industry.

The Fund may also purchase and write (i.e., sell) call and put options on individual securities, indexes and ETFs, to manage the position size of individual security holdings, and to seek to enhance the Fund's return and reduce volatility. When evaluating options, the Advisor considers the amount of the premium received or invested (which is a function of the implied volatility of the underlying security, the strike price, and the time to expiration), the valuation of the underlying security at the exercise price, the weighting of the security in the portfolio if exercised, and the expiration date. In addition, the Fund may write (sell) covered call options on securities the Fund holds in its portfolio.

The Advisor employs a strategy that first seeks to identify a universe of exchange-traded securities of companies engaged in the legal cannabis industry across the globe. Utilizing the Advisor's proprietary screening process, the Advisor evaluates each Cannabis Company using certain criteria such as: (i) long-term growth potential, (ii) price momentum, (iii) financial viability, (iv) branding and market exposure and (v) management team experience. The Advisor also considers the liquidity of a security prior to the Fund buying a position in that security. The Advisor then selects the highest-quality Cannabis Companies that it believes have the strongest sustainable competitive advantage within the universe and offer the potential for strong earnings and growth. The Fund expects to frequently and actively trade its portfolio securities.

The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

The Advisor will sell all or a portion of a position of the Fund's portfolio holdings, when in its opinion, one of more of the following occurs, among other reasons: (i) the company no longer meets the definition of Cannabis Companies as defined above; (ii) a particular security has achieved its investment expectations; (iii) the reason(s) for maintaining the position are no longer valid; (iv) the Advisor's view of the business fundamentals or management of the underlying company changes; (v) a more attractive investment opportunity is found; (vi) general market conditions trigger a change in the Advisor's assessment criteria; (vii) for other portfolio management reasons; or (viii) the Fund requires cash to meet redemption requests.

Principal Risks of Investing

Risk is inherent in all investing and you could lose some or the entire principal amount invested in the Fund. Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive approach to capital growth and can accept the potential for volatile price fluctuations, the Fund could be an appropriate part of your overall investment strategy. The Fund should not represent your complete investment program or be used for short-term trading purposes.

A summary description of certain principal risks of investing in the Fund is set forth below in alphabetical order. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Cannabis related risks.

Cannabis industry risk. The cannabis industry is a very young, quickly evolving industry subject to rapidly evolving laws, rules and regulations, and increasing competition. These changes may cause companies in the cannabis industry to shrink or suddenly close, while others may be forced to change their business model to survive.

Non-U.S. regulatory risks of the cannabis industry. The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the manufacture, management, transportation, storage and disposal of cannabis, as well as being subject to laws and regulations relating to health and safety, the conduct of operations and the protection of the environment. Even if a company's operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.

Operational risks of the cannabis industry. Companies involved in the cannabis industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under United States federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

U.S. regulatory risks of the cannabis industry. The possession and use of cannabis, even for medical purposes, is illegal under federal and certain states' laws, which may negatively impact the value of the Fund's investments. Use of cannabis is regulated by both the federal government and state governments, and state and federal laws regarding cannabis often conflict. Even in those states in which the use of cannabis has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of cannabis pre-empts state laws that legalizes its use for medicinal and recreational purposes. Any changes in the federal government's enforcement of current federal laws or the implementation of stricter federal laws could adversely affect the ability of the companies in which the Fund invests to possess or cultivate cannabis, including in connection with pharmaceutical research, or it could shrink the customer pool for certain of the Fund's portfolio companies. Any of these outcomes would negatively affect the profitability and value of the Fund's investments.

The Fund will not invest in companies whose business activities, although legal under state law, are not legal under U.S. federal law. Because the Fund only invests in companies that are currently engaged exclusively in legal activities under applicable national and local laws, the Fund will not invest in any company that engages in the cultivation, production or distribution of cannabis or products derived from cannabis for medical or non-medical purposes in a particular country, including the United States, unless and until such time as the cultivation, production or distribution of such cannabis or product becomes legal under all local and national laws governing the applicable company in such country. The Fund will only invest in companies that list their securities on exchanges that require the companies' compliance with all laws, rules and regulations applicable to their business, including U.S. federal and state laws.

On January 4, 2018, the U.S. Department of Justice issued a memorandum regarding federal marijuana enforcement. Since the passage of the Controlled Substances Act in 1970, Congress has generally prohibited the cultivation, distribution and possession of cannabis. In the memorandum, former Attorney General Jeff Sessions directed all U.S. Attorneys to enforce the laws enacted by Congress and to deploy Justice Department resources most effectively to reduce violent crime, address the growing drug crisis and dismantle criminal gangs. This memorandum makes clear that federal prosecutors will continue to aggressively enforce this statute which could adversely affect the value of the Fund's investments.

Capitalization risk. The securities of small-capitalization, mid-capitalization and micro-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. Larger, more established companies, however, may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected.

Emerging market risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Industry Concentration Risk. The Fund's investments will be concentrated in the legal cannabis industry. The focus of the Fund's portfolio on this specific industry may present more risks than if the portfolio were broadly diversified over numerous groups of industries.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund's investments. Illiquid assets may also be difficult to value.

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-diversification risk. The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

No operating history. Both the Advisor and the Fund are newly organized and have no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Options risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund's performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Pharmaceutical company risk. Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Portfolio turnover risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Real estate investment trust (REIT) risk. The Fund's investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Risks related to investing in Canada. Because the investments of the Fund are geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by other countries or changes in the other countries' economies may cause a significant impact on the Canadian economy. In particular, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.